DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES	12 Months Ended
Dec. 31, 2019
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES
DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

22.    DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES

	For the years ended December 31,
	2019	2018	2017
		As restated Note 23	As restated Note 23
EXPENSES
Selling expenses
Share-based payment	$188,930	$170,416	$98,379
Cash-based employee expenses	526,769	352,837	202,261
Other expenses	930,286	829,912	585,586
	$1,645,985	$1,353,165	$886,226

General and administrative expenses
Depreciation	182,202	60,206	93,196
Share-based payments	1,748,660	2,147,832	1,080,627
Cash-based employee expenses	2,725,814	2,498,005	2,792,897
Litigation expenses	81,171	540,125	2,410,350
Employee termination expenses	26,050	761,354	—
Accretion on collaboration, license and settlement agreements provision	693,047	5,129,758	—
Expenses related to the 2017 Financings	—	—	5,447,182
Other expenses	4,556,788	5,301,656	3,860,531
	$10,013,732	$16,438,936	$15,684,783

Product development and clinical trials expenses
Depreciation	459,419	323,920	382,234
Share-based payments	1,252,218	974,629	1,305,535
Cash-based employee expenses	7,623,347	6,691,371	7,609,387
Other expenses	10,685,975	8,011,544	6,917,283
	20,020,959	16,001,464	16,214,439

TOTAL EXPENSES	$31,680,676	$33,793,565	$32,785,448

Depreciation per Statements of Cash Flows	$641,621	$384,126	$534,545

Share-based payments per Statements of Cash Flows	$3,189,808	$3,292,877	$2,484,543

Cash-based employee expenses (see Note 21)	$10,875,930	$9,542,213	$10,562,480